ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
ASSETS HELD FOR SALE
6.	ASSETS HELD FOR SALE
In September 2021, the Company announced discontinuing its pursuit of a Yokohama integrated resort development in Japan. In December 2021, an external advisor was engaged to locate potential buyers and prepare marketing materials for the disposal of the Company’s assets in Japan, including Kabushiki Kaisha Okushiga Kogen Resort, a company which operates a ski resort in Nagano, Japan (the “Japan Ski Resort”) and a parcel of freehold land together with the accompanying building structures in Hakone, Japan (the “Hakone Assets”). After consideration of the relevant facts, the Company concluded the assets and liabilities of the Japan Ski Resort and the Hakone Assets met the criteria for classification as held for sale as of December 31, 2021 which is reported under the Corporate and Other segment.
The major classes of assets of the Japan Ski Resort classified as assets held for sale as of December 31, 2021 were mainly comprised of:

Property and equipment, net	$2,217
Operating lease right-of-use assets	672
Cash and cash equivalents	234
Others	949

$4,072

As of December 31, 2021, the liabilities related to assets held for sale of
$1,497
mainly represented accounts payable, accrued expenses and other current liabilities, and operating lease liabilities.
On December 8, 2022, the Company entered into an agreement with an independent third party (the “Buyer”) to dispose of its entire interest in the Japan Ski Resort with net liabilities of $13,663 (including a loan payable to the Company of Japanese Yen (“JPY”) 2,215,180 (equivalent to $16,876)) for a consideration of JPY 0.001; and to transfer the loan receivable from the Japan Ski Resort as mentioned above of JPY2,215,180 (equivalent to $16,876) to the Buyer for a consideration of JPY0.001. The disposal was completed on December 30, 2022 and the Company recorded a loss on disposal of assets held for sale of $3,106 which is included in property charges and other in the accompanying consolidated statements of operations during the year ended December 31, 2022.
As of December 31, 2022 and 2021, the Hakone Assets classified as assets held for sale were comprised of property and equipment, with carrying values of $8,503 and $17,705, respectively. Due to a significant decrease in the market value of the freehold land included in Hakone Assets as of December 31, 2022 and 2021, an impairment loss on assets held for sale of $
6,794
 and an impairment loss on property and equipment of $
1,147
 was provided during the years ended December 31, 2022 and 2021, respectively. The fair value of the freehold land was calculated by using level 3 input based on the direct comparison method. The impairment losses are included in property charges and other in the accompanying consolidated statements of operations.

As of December 31, 2022, the disposal of the Hakone Assets was in progress and was anticipated to be completed within one year.
In June and August 2022, the Company signed the sale and purchase agreements with buyers to sell two aircraft (the “Aircraft”) with an aggregate selling price of $15,800. Before the completion of the disposals of the Aircraft in September 2022, the Company concluded the Aircraft met the criteria for classification as assets held for sale which were
reported under the Corporate and Other segment, and an impairment loss of $3,595 was provided for one of the aircraft due to a decrease in its market value
.

Th
e
Company recorded a gain on disposal of assets held for sale of $2,629 on the Aircraft. The impairment loss and gain on disposal of assets held for sale are both included in property charges and other in the accompanying consolidated statements of operations for the year ended December 31, 2022.